Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Debt, by Type Alternative [Abstract]
Schedule of Borrowing in Respective Balance Sheet
Borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2024	2025
	RMB	RMB
Short-term bank borrowing	2,365,535	—
Long-term bank borrowings, current portion	1,938,385	2,118
Long-term bank borrowings, non-current portion	—	3,133

Total	4,303,920	5,251

Schedule of Long-term Borrowings
As of December 31, 2025, the long-term borrowings, including the portion due within one year which were recorded in “Long-term borrowings, current portion”, will be repaid according to the following schedule:

Amounts
RMB
2026	2,118
2027	1,812
2028	991
2029	330

Total	5,251